Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Cash and cash equivalents [abstract]
Cash on hand	€ 439	€ 219	€ 100
Bank accounts	61,692	54,816	64,881
Total	€ 62,131	€ 55,035	€ 64,981